Average Annual Total Returns		12 Months Ended		15 Months Ended	42 Months Ended	51 Months Ended	55 Months Ended	60 Months Ended	72 Months Ended	74 Months Ended	96 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Day Hagan Smart Sector ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%						14.42%	14.67%
Day Hagan Smart Sector ETF | Day Hagan Smart Sector ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		16.57%						11.59%	12.72%
Performance Inception Date		Jan. 16, 2020
Day Hagan Smart Sector ETF | Day Hagan Smart Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.33%						11.38%	12.52%
Day Hagan Smart Sector ETF | Day Hagan Smart Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.81%						9.19%	10.24%
Day Hagan Smart Sector Fixed Income ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				(0.04%)
Day Hagan Smart Sector Fixed Income ETF | Day Hagan Smart Sector Fixed Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		6.53%				(0.27%)
Performance Inception Date		Sep. 28, 2021
Day Hagan Smart Sector Fixed Income ETF | Day Hagan Smart Sector Fixed Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.03%				(1.56%)
Day Hagan Smart Sector Fixed Income ETF | Day Hagan Smart Sector Fixed Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.86%				(0.76%)
Day Hagan Smart Sector International ETF | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.11%			16.21%
Day Hagan Smart Sector International ETF | Day Hagan Smart Sector International ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		26.97%			12.22%
Performance Inception Date		Jun. 30, 2022
Day Hagan Smart Sector International ETF | Day Hagan Smart Sector International ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.18%			11.52%
Day Hagan Smart Sector International ETF | Day Hagan Smart Sector International ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.52%			9.44%
Eventide High Dividend ETF | Bloomberg US 3000 Equal Weight Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.09%		12.85%
Eventide High Dividend ETF | Bloomberg US 1000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.53%		11.15%
Eventide High Dividend ETF | Eventide High Dividend ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		10.22%		7.22%
Performance Inception Date		Sep. 30, 2024
Eventide High Dividend ETF | Eventide High Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.51%		6.59%
Eventide High Dividend ETF | Eventide High Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.39%		5.40%
Eventide US Market ETF | Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.21%	13.12%
Eventide US Market ETF | Eventide US Market ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		12.19%	8.47%
Performance Inception Date		Dec. 17, 2024
Eventide US Market ETF | Eventide US Market ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.95%	8.23%
Eventide US Market ETF | Eventide US Market ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.38%	6.44%
Strategy Shares Gold Enhanced Yield ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%					0.21%
Strategy Shares Gold Enhanced Yield ETF | Bloomberg U.S. Corporate TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.77%					0.70%
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		57.44%					11.88%
Performance Inception Date		May 17, 2021
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		52.25%					10.11%
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		33.54%					8.43%
Strategy Shares Newfound/Resolve Robust Momentum ETF | Newfound/ReSolve Robust Equity Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.38%						8.40%		6.80%
Strategy Shares Newfound/Resolve Robust Momentum ETF | MSCI ACWI Gross Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.87%						11.70%		13.27%
Strategy Shares Newfound/Resolve Robust Momentum ETF | S&P Target Risk Balanced Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.59%						7.05%		8.12%
Strategy Shares Newfound/Resolve Robust Momentum ETF | Strategy Shares Newfound/Resolve Robust Momentum ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		9.19%						7.58%		6.29%
Performance Inception Date		Nov. 01, 2019
Strategy Shares Newfound/Resolve Robust Momentum ETF | Strategy Shares Newfound/Resolve Robust Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.80%						6.86%		5.63%
Strategy Shares Newfound/Resolve Robust Momentum ETF | Strategy Shares Newfound/Resolve Robust Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.69%						5.85%		4.84%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%						(0.36%)			1.80%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Nasdaq 7HANDLTM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.90%						5.54%			6.98%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		10.62%						4.19%			5.56%
Performance Inception Date		Jan. 16, 2018
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.25%						2.67%			3.87%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.35%						2.57%			3.58%

[1]	The Fund has changed its primary benchmark from the Bloomberg U.S. Corporate TR Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulatory requirements.